Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Operating segment	1
Reportable segment	1
Investment value	$ 0	$ 0
Other than Temporary Impairment Losses, Investments	0
Cash equivalents	0	217
Insured amount of FDIC	250,000
FDIC insurance limit
Inventory	4,529	3,048
Inventory obsolescence expense
Research and development expenses	231,593	165,621
Uncertain tax positions
Interest and penalties
Marketing and advertising costs	$ 255,160	$ 216,318
Series B Convertible Preferred stock [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion of preferred stock (in Shares) | shares	10,000	10,000
Investments held	$ 0	$ 0
Number of convertible common stock (in Shares) | shares	10,000
Series B Convertible Preferred stock [Member] | Marijuana, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion of preferred stock (in Shares) | shares	47,000,000	47,000,000
Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion of preferred stock (in Shares) | shares	7,000,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Number of convertible common stock (in Shares) | shares	100
Common Stock [Member] | Series B Convertible Preferred stock [Member]
Summary of Significant Accounting Policies [Line Items]
Number of convertible common stock (in Shares) | shares	4,700